LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	6 Months Ended
Jun. 30, 2020
Disclosure of liabilities in respect of government grants [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 5: -      LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	June 30, 2020	December 31, 2019
	Unaudited	Audited

Balance at January 1,	$3,362	$3,886
Grants received	175	493
Royalties paid	(11)	(44)
Binational Industrial Research and Development Foundation (“BIRD”) repayment	-	(546)
Amounts recorded in profit or loss	50	(427)

	$3,576	$3,362

The Company received research and development grants from the Israel Innovation Authority (“IIA”) and undertook to pay royalties of 3% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received. As of June 30, 2020, the Company received grants amounting to $7,584 (including accrued interest), of which $3,442 were repaid to date.

The Company received research and development grants from BIRD amounting to $936 and undertook to pay royalties of 5% of revenues derived from research and development projects that were financed by BIRD or upon conclusion of product development. On April 1, 2019, the Company repaid $546 out of its current liabilities in respect of government grants. On July 22, 2019, the Company decided to withdraw from the project and notified BIRD, and therefore a liability in the amount of $410 was cancelled.